Commitments and Contingencies (Minimum Aggregate Future Lease Commitments) (Detail) (USD $)	Dec. 31, 2012
Operating Leases Future Minimum Payments Due [Line Items]
2013	$ 409,464
2014	576,985
2015	601,634
2016	608,709
2017	624,959
After	126,643
Total future minimum payments	$ 2,948,394